Share-based compensation (2007 Equity Incentive Plan and 2007 Long Term Incentive Plan) (Details) (USD $)	0 Months Ended
	Aug. 11, 2007 The Plan [Member]	Aug. 11, 2007 The Plan [Member] Minimum [Member]	Aug. 11, 2007 The Plan [Member] Maximum [Member]	May 24, 2011 2007 Plan [Member]	Nov. 08, 2011 2007 Plan [Member] Performance Shares [Member]	Jan. 04, 2011 2007 Plan [Member] Performance Shares [Member]	Nov. 08, 2013 2007 Plan [Member] Service Condition Shares [Member]	Sep. 05, 2013 2007 Plan [Member] Service Condition Shares [Member]	Sep. 03, 2013 2007 Plan [Member] Service Condition Shares [Member]	Aug. 07, 2013 2007 Plan [Member] Service Condition Shares [Member]	Jul. 01, 2013 2007 Plan [Member] Service Condition Shares [Member]	Nov. 12, 2012 2007 Plan [Member] Service Condition Shares [Member]	Nov. 13, 2012 2007 Plan [Member] Service Condition Shares [Member]	Nov. 08, 2011 2007 Plan [Member] First Third [Member] Performance Shares [Member]	Jan. 04, 2011 2007 Plan [Member] First Third [Member] Performance Shares [Member]	Nov. 08, 2011 2007 Plan [Member] Second Third [Member] Performance Shares [Member]	Jan. 04, 2011 2007 Plan [Member] Second Third [Member] Performance Shares [Member]	Nov. 08, 2011 2007 Plan [Member] Last Third [Member] Performance Shares [Member]	Jan. 04, 2011 2007 Plan [Member] Last Third [Member] Performance Shares [Member]	Nov. 30, 2007 2007 Plan [Member] Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total number of shares authorized																				10,000,000
Options granted	6,125,374			100,000	1,000,000	200,000	400,000	600,000	600,000	400,000	600,000	300,000	200,000
Minimum exercise price	$ 0.0001
Exercise price of options granted				$ 1.085	$ 0.945	$ 1.365	$ 3.185	$ 2.92	$ 2.86	$ 2.475	$ 2.105	$ 1.64	$ 1.595
Maximum exercise price	$ 2.50
Weighted-average fair value of options granted	$ 2.67			$ 0.53	$ 0.30	$ 0.68	$ 1.03	$ 1.0	$ 0.96	$ 0.84	$ 0.72	$ 0.62	$ 0.61
Total expected compensation cost, net of expected forfeitures	$ 15,564,801			$ 47,592			$ 412,735	$ 602,604	$ 578,159	$ 337,655	$ 431,687	$ 187,063	$ 121,287
Vesting period for plan		10 months	60 months	36 months			36 months	36 months	36 months	36 months	36 months	36 months	36 months	12 months	12 months	24 months	24 months	36 months	36 months
Stock options granted, expiration date	Aug. 10, 2017			May 24, 2021	Nov. 08, 2021	Jan. 04, 2021	Nov. 08, 2023	Sep. 05, 2023	Sep. 03, 2023	Aug. 07, 2023	Jul. 01, 2023	Nov. 12, 2022	Nov. 13, 2022